Preferred Shares - Additional information (Detail) - USD ($)	Feb. 15, 2014	Dec. 19, 2013
Depositary Shares [Member]
Preferred Stock [Line Items]
Newly issued shares		1,000,000
Percentage of ownership Interest		6.50%
Share issued price per share		$ 25.00
Gross proceeds from public offering		$ 25,000,000
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred shares, liquidation preference		$ 1,000
Dividend on preferred stock		6.50%
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Aggregate purchase price of Preferred stock	$ 22,857,000
Preferred stock redemption date	Feb. 15, 2014